BALANCES AND TRANSACTIONS WITH RELATED PARTIES (Tables)	12 Months Ended
Dec. 31, 2024
BALANCES AND TRANSACTIONS WITH RELATED PARTIES
Schedule of balances and transactions with related parties

CURRENT ASSETS	Kind of related party	As of December 31,
Trade receivables		2024	2023
Ver TV	Associate	—	27
OPH	Joint venture	56	71
		56	98
Other receivables
La Capital Cable	Associate	—	557
Ver TV	Associate	—	5
		—	562
CURRENT LIABILITIES
Trade payables
La Capital Cable	Associate	252	9
TSMA	Associate	—	2
OPH	Joint venture	581	2,844
		833	2,855
Other liabilities
OPH	Joint venture	3,672	6,263
		3,672	6,263
NON - CURRENT LIABILITIES
Other liabilities
OPH	Joint venture	3,361	10,978
		3,361	10,978

CURRENT ASSETS	As of December 31,
Trade receivables	2024	2023
Other related parties	2,287	1,742
	2,287	1,742
Other receivables
Other related parties	773	11
	773	11
CURRENT LIABILITIES
Trade payables
Other Related parties	14,812	12,183
	14,812	12,183

●Associates and Joint venture

	Transaction	Kind of related party	Years ended December 31,
			2024	2023	2022

			Profit (loss)
			Revenues
La Capital Cable	Services revenues and other revenues	Associate	161	271	579
Ver TV	Services revenues and other revenues	Associate	65	88	—
OPH	Services revenues and other revenues	Joint venture	410	223	—
			636	582	579
			Operating costs
La Capital Cable	Fees for services	Associate	(2,170)	(2,311)	(1,471)
OPH	Fees for services	Joint venture	(1,090)	—	—
			(3,260)	(2,311)	(1,471)

●	Other Related parties

	Transaction	Years ended December 31,
		2024	2023	2022

		Profit (loss)
		Revenues
Other Related parties	Services and advertising revenues	7,031	5,243	4,111
		7,031	5,243	4,111
		Operating costs
Other Related parties	Programming costs	(49,593)	(47,231)	(57,706)
Other Related parties	Editing and distribution of magazines	(5,023)	(7,242)	(10,215)
Other Related parties	Advisory services	(10,663)	(6,125)	(7,378)
Other Related parties	Advertising purchases	(2,883)	(3,888)	(5,997)
Other Related parties	Other purchases and commissions	(7,586)	(2,972)	(2,539)
		(75,748)	(67,458)	(83,835)